Franchise and Income Tax Withdrawal	12 Months Ended
Dec. 31, 2023
Franchise and Income Tax Withdrawal [Abstract]
FRANCHISE AND INCOME TAX WITHDRAWAL

NOTE 11. FRANCHISE AND INCOME TAX WITHDRAWAL

Since the completion of its IPO on March 19, 2021, and through December 31, 2023, the Company withdrew $1,982,457 from the Trust Account to pay liabilities related to the income and Delaware franchise taxes. Through December 31, 2023, the Company remitted $1,518,949 to the respective tax authorities, which resulted in remaining excess funds withdrawn from the Trust Account but not remitted to the government authorities of $463,508. Additionally, the Withdrawn Trust Funds were held in the Company’s operating account that also holds funds deposited by the Sponsor to be used for general operating expenses. As a result, the Company mistakenly used $157,474 of the Withdrawn Trust Funds for payment of general operating expenses as of December 31, 2023. The disclosure of this inadvertent mistake was omitted from the Company’s quarterly reports on Form 10-Q for the quarters ended June 30, 2023 and September 30, 2023. The amounts deemed to have been used for operating expenses were $76,974 as of June 30, 2023 and $335,127 as of September 30, 2023. Management has determined that this use of the Withdrawn Trust Funds was not in accordance with the Trust Agreement.

On April 3, 2024, the Company issued a non-interest bearing, unsecured promissory note to the Sponsor, pursuant to which it may borrow up to an aggregate principal amount of $510,000, which made the Withdrawn Trust Funds whole. The Company made estimated payments on its income tax obligations for the year ended December 31, 2023 of $453,342 and $11,000 on April 3, 2024 and April 9, 2024, respectively. The promissory note replenished the Company’s operating account for the Withdrawn Trust Funds inadvertently used for operating expenses. The Company is in the process of establishing a restricted bank account to be used to temporarily hold future withdrawals from the Trust Account, if any, for Delaware franchise tax and income tax obligations.